FINANCIAL RISK FACTORS - Credit risk and interest rate risk (Details) - CAD ($)	Dec. 31, 2025	Sep. 30, 2025
FINANCIAL RISK FACTORS
Principal amount	$ 57,200,000
Kamino facility
FINANCIAL RISK FACTORS
Interest rate	1.70%
Kamino facility | Interest rate risk
FINANCIAL RISK FACTORS
Interest rate	1.70%
Principal amount	$ 5,766,098
Cash and cash equivalent
FINANCIAL RISK FACTORS
Exposure to credit risk	$ 222,466	$ 1,800,000